Operating Ground Lease Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 3,489
2015	3,451
2016	3,482
2017	3,100
2018	2,906
Thereafter	94,921
Operating Leases, Future Minimum Payments Due, Total	$ 111,349